Leases - Leases as lessee (Details) € in Thousands		12 Months Ended
	Oct. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€) lease	Dec. 31, 2021 EUR (€)
Leases
Proceeds from sale of property	€ 26,500
Disposals	14,100
Right-of-use asset	9,200	€ 11,213	€ 2,906
Lease liabilities	17,300	19,734	€ 3,210
Gain from sale and leaseback	€ 4,300	€ 4,335
Percentage of monthly lease rent		5.00%
Lease extension term | lease		2